RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Summary of Related Parties Relationship with Group

Name of related parties	Relationship with the Group
Telstra International HK Limited	A wholly-owned subsidiary of the Company’s major shareholder

Telstra International Limited	A wholly-owned subsidiary of the Company’s major shareholder

Beijing Australian Telecommunications Technical Consulting Limited	A wholly-owned subsidiary of the Company’s major shareholder

Name of related parties	Relationship with the Group
Telstra International HK Limited	A wholly-owned subsidiary of the Company’s major shareholder
Telstra International Limited	A wholly-owned subsidiary of the Company’s major shareholder
Beijing POP Information Technology Co., Ltd.	A company owned by the same group of the Company’s shareholders
Lianhe Shangqing (Beijing) Advertisement Co., Ltd.	A company owned by the same group of the Company’s shareholders
Beijing Australian Telecommunications Technical Consulting Limited	A wholly-owned subsidiary of the Company’s majority shareholder
Autohome Media Limited (prior to the acquisition)	A company over which the spouse of one of the Group’s director who has significant influence

Summary of Related Party Payables Outstanding

The Group had the following related party payables outstanding as of December 31, 2013 and September 30, 2014:

	December 31, 2013	September 30, 2014
	RMB	RMB	US$
	(Audited)	(Unaudited)	(Unaudited)
Telstra International Limited	418	—	—
Beijing Australian Telecommunications Technical Consulting Limited	149	—	—

	567	—	—

The Group had the following related party payables outstanding as of December 31, 2012 and 2013:

	December 31,
	2012	2013
	RMB	RMB	US$
Telstra International Limited	—	418	69
Beijing Australian Telecommunications Technical Consulting Limited	—	149	25

	—	567	94